Employee Benefit Plan, Schedule, Asset Held for Investment	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

Plan Name: PPL EMPLOYEE STOCK OWNERSHIP PLAN			Plan Number: 002

Plan Sponsor: PPL SERVICES CORPORATION			EIN: 23-3041441

Form 5500, Part IV, Schedule H, Line 4i - SCHEDULE OF ASSETS (Held at End of Year)

December 31, 2025

(a)	(b)	(c)	(d)		(e)
	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment including maturity date, rate of interest, collateral, par or maturity value	Cost		Current Value
*	PPL Corporation	3,205,237 Shares of PPL Corporation Common Stock - $0.01 par value	$63,686,068		$112,247,395
	Dodge & Cox Stock Fund Class X	Mutual Fund	24,813	**	23,789
	BlackRock LP Index Retirement	Common Collective Trust Fund	679,987	**	891,557
	BlackRock LP Index 2030	Common Collective Trust Fund	50,828	**	57,313
	BlackRock LP Index 2040	Common Collective Trust Fund	4,338	**	5,662
	BlackRock LP Index 2045	Common Collective Trust Fund	22,416	**	30,906
	Northern Trust ACWI ex-US Fund	Common Collective Trust Fund	20,935	**	38,347
	Northern Trust S&P 500 Index Fund	Common Collective Trust Fund	125,880	**	233,787
	Northern Trust Extended Equity Market Index Fund	Common Collective Trust Fund	12,207	**	15,220
	Mawer International Equity Fund A	Common Collective Trust Fund	2,558	**	4,567
	BTC Russell 2500 Alpha Tilts Fund T	Common Collective Trust Fund	4,687	**	5,239
*	Fidelity Growth Co Pool Class 2	Common Collective Trust Fund	673,161	**	1,189,409
	Prudential Core Plus Bond Fund Class 15	Common Collective Trust Fund	3,476	**	3,593
		Total	$65,311,354		$114,746,784

*Represents a Party-in-interest.
**Cost information provided for participant directed investments is not required, but is disclosed because it is readily available.